Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000092548 [Member]
Shareholder Report [Line Items]
Fund Name	Ironclad Managed Risk Fund
Class Name	Ironclad Managed Risk Fund
Trading Symbol	IRONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ironclad Managed Risk Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Additional Information Phone Number	(888) 979-IRON (4766)
Additional Information Website	https://www.ironcladfunds.com/fund-literature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ironclad Managed Risk Fund (IRONX)	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Ironclad Managed Risk Fund (IRONX) returned 19.35% for the year ended September 30, 2024. The fund had a 6.71% standard deviation over the same period.
WHAT AFFECTED THE FUND'S PERFORMANCE?
The Fund primarily invested in Exchange Traded Funds (ETFs) and index options linked to the S&P 500.
FUND PERFORMANCE CAN BE ATTRIBUTED TO THE FOLLOWING:
- ETFs linked to the S&P 500 provided the Fund with equity exposure that allowed it to participate in the equity market rally.
- Index options linked to the S&P 500 allowed the Fund to reduce the volatility of its ETF holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ironclad Managed Risk Fund (IRONX)	19.35%	9.42%	6.06%
CBOE S&P 500 One-Week PutWrite Index	13.37%	2.39%	2.21%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 170,466,719
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,605,561
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,466,719
Total number of portfolio holdings	5
Total advisory fees paid (net)	$1,605,561
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
iShares Core S&P 500 ETF	48.7%
Vanguard S&P 500 ETF	47.8%
SPDR S&P 500 ETF Trust	2.3%
S&P 500 Index Options, Exercise Price: $5,500.00, Expiration Date: 10/31/24	0.4%
Asset Allocation

Largest Holdings [Text Block]	Top Ten Holdings
iShares Core S&P 500 ETF	48.7%
Vanguard S&P 500 ETF	47.8%
SPDR S&P 500 ETF Trust	2.3%
S&P 500 Index Options, Exercise Price: $5,500.00, Expiration Date: 10/31/24	0.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.